Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and Other Payables [Abstract]
Trade and other payables	$ 600	$ 2,000
Trade payable owed	$ 77,500